RELATED PARTIES	12 Months Ended
Dec. 31, 2020
RELATED PARTIES
RELATED PARTIES

32.    RELATED PARTIES

Related parties include the controlling shareholder of the Group, entities under common ownership with the Group, affiliated companies, associated and joint ventures.

The aggregated impact of transactions with related parties to the Group’s statements of financial position as of December 31, 2020 and 2019 and statements of profit or loss for the years then ended was the following:

	December 31,
	2020	2019
Statements of financial position:
Advances given for property, plant and equipment	1,109	3,866
Right-of-use assets	4,957	4,526
Other investments	529	149
Accounts receivable, non-current	5,209	10,787
Bank loans to customers, non-current	2,856	4,150
Accounts receivable, current	8,980	5,872
Bank loans to customers, current	5,162	1,677
Short-term investments	3	246
Advances paid and prepaid expenses	1,526	—
Cash and cash equivalents	321	282
Loans receivable, non-current	11	—
Lease obligations, non-current	4,878	5,160
Bank deposits and liabilities, non-current	124	153
Dividends payable	3	11,747
Accounts payable, current	3,146	558
Loans receivable, current	1,792	688
Lease obligations, current	738	763
Bank deposits and liabilities, current	52,248	41,198

	2020	2019	2018
Statements of profit or loss
Revenue	5,832	4,932	4,352
Cost of services	2,842	3,237	1,696
Selling, general and administrative expenses	2,694	3,188	2,948
Other operating income / (expense)	2,147	5,190	878
Other expense	278	—	—
Finance income / (loss)	1,289	1,662	1,398
Interest expenses under lease arrangements	442	447	135

Terms and conditions of transactions with related parties–Outstanding balances as of December 31, 2020 and 2019 were unsecured and settlements are made on a cash basis. There have been no guarantees provided or received for any related party receivables or payables. As of December 31, 2020, the Group had no significant amounts of  impairment relating to receivables owed by related parties as well as expenses recognized during the years ended December 31, 2020 and 2019 in respect to bad or doubtful debts from related parties.

The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Balances of related parties’ transactions as of December 31, 2020 and 2019 were as follows:

	December 31,
	2020	2019
Advances for property, plant and equipment:
Sistema's subsidiaries	1,096	2,501
Sistema's associates	13	1,365
Total advances for property, plant and equipment, related parties	1,109	3,866

Carrying value of right-of-use assets:
Sistema's subsidiaries	4,845	4,386
Sistema's associates	93	108
The Group’s associates	11	26
Other related parties	8	6
Total carrying value of right-of-use assets, related parties	4,957	4,526

Other investments:
Sistema's subsidiaries	253	—
The Group’s associates	74	—
Total other investments, related parties	327	—

Other investments in shares:
Sistema's subsidiaries	117	149
The Group’s associates	85	—
Total investments in shares, related parties	202	149

Accounts receivable, non-current:
Sistema's subsidiaries	5,209	8,153
Sistema, parent company	—	2,634
Total accounts receivable, non-current, related parties	5,209	10,787

Bank loans to customers, non-current:
Sistema's subsidiaries	1,480	1,277
Sistema's associates	1,376	2,873
Total bank loans to customers, related parties, non-current	2,856	4,150

Accounts receivable, current:
Sistema's subsidiaries	4,571	2,652
Sistema, parent company	2,829	2,634
The Group’s associates	1,397	562
Sistema's associates	57	22
Other related parties	126	2
Total accounts receivable from related parties, current	8,980	5,872

Bank loans to customers, current:
Sistema's associates	2,819	105
Sistema, parent company	1,831	1,440
Sistema's subsidiaries	464	81
Key management personnel of the Group and its parent	48	51
Total bank loans to customers, related parties, current	5,162	1,677

Short-term investments:
Sistema's subsidiaries	3	246
Total short-term investments in related parties	3	246

Advances paid and prepaid expenses:
Sistema's subsidiaries	1,518	—
Other related parties	8	—
Total advances paid and prepaid expenses, related parties	1,526	—

Loans receivable, non-current:
Sistema's subsidiaries	11	—
Total loans receivable to related parties, non-current	11	—

Lease obligations, non-current:
Sistema's subsidiaries	4,801	5,069
Sistema's associates	66	81
The Group’s associates	4	5
Other related parties	7	5
Total lease obligations, related parties, non-current	4,878	5,160

Bank deposits and liabilities, non-current:
Key management personnel	124	153
Total bank deposits and liabilities, related parties, non-current	124	153

Dividends payable:
Sistema's subsidiaries	3	3,338
Sistema, parent company	—	8,409
Total dividends payable, related parties	3	11,747

Accounts payable, current:
Sistema's subsidiaries	1,631	290
The Group’s associates	958	154
Sistema's associates	553	114
Other related parties	4	—
Total accounts payable to related parties, current	3,146	558

Loans receivable, current:
The Group’s associates	1,776	688
Sistema's subsidiaries	16	—
Total loans receivable to related parties, current	1,792	688

Lease obligations, current:
Sistema's subsidiaries	724	743
Sistema's associates	13	17
The Group’s associates	1	3
Total lease obligations, related parties, current	738	763

Bank deposits and liabilities, current:
Key management personnel of the Group and its parent	34,708	31,481
Sistema's subsidiaries	10,752	4,030
Sistema, parent company	3,218	242
Sistema's associates	2,689	2,502
The Group’s associates	415	2,679
Other related parties	466	264
Total bank deposits and liabilities, related parties, current	52,248	41,198

Operating transactions–During the years ended December 31, 2020, 2019 and 2018 the Group provided the following services to related parties–electricity supply, software supplies, Internet and video/image transmission services, roaming, interconnect and other telecommunication services, banking and call center services.

At the same time the Group incurred security expenses, asset management expenses, interest expenses on bank accounts and deposits of the Group's key management personnel, telecommunication expenses, dismantling equipment expenses and income from scrap metal sales, rent, result of sale and leaseback transactions.

	2020	2019	2018
Revenues from related parties:
Sistema's subsidiaries	4,371	3,740	2,057
Sistema's associates	615	407	47
The Group's associates	418	550	2,098
Sistema, parent company	143	127	80
Other related parties	285	108	70
Total revenues from related parties	5,832	4,932	4,352

Cost of services:
Key management personnel of the Group and its parent	1,830	1,973	705
Sistema's subsidiaries	599	507	441
Sistema, parent company	141	377	289
The Group’s associates	127	139	32
Sistema's associates	126	135	120
Other related parties	19	106	109
Total cost of services incurred on transactions with related parties	2,842	3,237	1,696

Selling, general and administrative expenses:
Key management personnel of the Group and its parent	2,003	2,372	1,370
Sistema's subsidiaries	625	672	316
The Group’s associates	30	91	1,218
Sistema's associates	(2)	25	21
Other related parties	38	28	23
Total selling, general and administrative expenses incurred on transactions with related parties	2,694	3,188	2,948

Other operating income / (expense):
Sistema's subsidiaries	2,160	5,203	865
Sistema's associates	(17)	(19)	1
The Group's associates	4	6	7
Sistema, parent company	—	—	5
Total Other operating income / (expense) incurred on transactions with related parties	2,147	5,190	878

Other expense:
The Group’s associates	278	—	—
Total other expense from related parties	278	—	—

Finance income / (loss):
Sistema's subsidiaries	1,058	821	472
Sistema, parent company	295	367	4
The Group's associates	(64)	474	922
Total finance income from related parties	1,289	1,662	1,398

Interest expense accrued on those finance lease obligations:
Sistema's subsidiaries	434	438	133
Sistema's associates	7	8	—
The Group’s associates	1	1	2
Total Interest expense accrued on those finance lease obligations, related parties	442	447	135

During the years 2020, 2019 and 2018, the Group acquired property, plant and equipment and intangible assets from related party in the amount of:

	2020	2019	2018
Purchases of property, plant and equipment, intangible assets and other assets:
Sistema's subsidiaries	6,299	410	9
Sistema's associates	3,324	656	6,610
The Group's associates	127	178	28
Other related parties	112	—	—
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	9,862	1,244	6,647

MTS Bank–On July 5, 2018 the Group acquired the controlling stake in MTS Bank and thus it ceased to be a related party to the Group since the acquisition date.

East-West United Bank - The Group maintains certain bank accounts with East-West United Bank, a subsidiary of Sistema. As of December 31, 2020 and 2019, the Group’s cash position at East-West United Bank amounted to RUB 321 million and RUB 282 million, respectively.

Business Nedvizhimost - In 2015, the Group sold its 100% stake in Rent Nedvizhimost to Business Nedvizhimost, subsidiary of Sistema, for RUB 8,500 million in total. As of December 31, 2020 and 2019 the balance of related accounts receivable amounted to RUB 3,070 million and RUB 2,916 million, respectively. The amount as of December 31, 2020 is due before December 31, 2021 and bears an interest of CBR key rate + 1.5% p.a.

In December 2018, the Group sold its 40.26% stake in a mutual investment fund Sistema-Rentnaya Nedvizhimost to Business Nedvizhimost for RUB 450 million. The remaining investment in the joint venture amounted to RUB 636 million as of December 31, 2020 (Note 17).

In March 2019, in order to optimize the processes of real estate management, the Group sold a number of buildings with carrying value of RUB 1,479 million to Business Nedvizhimost for the consideration of RUB 7,247 million (including VAT). The consideration is payable by installments for 10 years at 9% per annum with the collateral in the form of disposed buildings granted by the buyer. At the same time, the Group entered into a number of agreements to lease spaces in the buildings sold for the period of up to 15 years (leaseback).

As a result of this transaction, the Group recorded right-of-use assets of RUB 3,123 million, lease obligation of RUB 5,197 million and recognized a gain in the amount of RUB 1,745 million as a part of “Other income” in consolidated statement of profit or loss in 2019.

Sistema - In March 2019, the Group disposed of its 18.69% interest in the Group’s associate OZON to Sistema for RUB 7,902 million (Note 17). As of December 31, 2020 and 2019 the balance of accounts receivable amounted to RUB 2,829 million and RUB 5,267 million, respectively.

In October 2020, the Group disposed of 100% in Nvision Group to Sistema and since then it is considered to be a related party instead of subsidiary of the Group (Note 12).

Yahont - In October 2019, the Group entered into agreements with Yahont, an associate of Sistema, for the data storage systems and related services supply. The equipment purchased supports development of the Group network infrastructure, including implementation of the requirements of anti-terror laws (also known as “Yarovaya-Ozerov bundle of laws”), which became effective in Russia on July 1, 2018. The amounts of equipment purchased during the years ended December 31, 2020 and 2019 were RUB 6,266 million and RUB 340 million, respectively.

Lease payments - During the years ended December 31 2020, 2019 and 2018, the MTS Group made lease payments (capitalized in accordance with IFRS 16) in the amount of RUB 1,530 million, RUB 1,240 million and RUB 499 million, respectively, in favor of the Related Parties.

Remuneration of key management personnel–Key management personnel of the Group are members of the Board of Directors and Management Board. During the years ended December 31 2020, 2019 and 2018 their total remuneration amounted to RUB 1,309 million, RUB 1,574 million and RUB 816 million, respectively, including social contributions of RUB 214 million, RUB 219 million and RUB 75 million, respectively. These amounts comprised of RUB 690 million, RUB 917 million and RUB 504 million in base salaries and 619 RUB million, RUB 657 million and RUB 312 million in bonuses paid pursuant to a bonus plan, respectively (including social contributions).

The management and directors are also entitled to cash-settled and equity-settled share-based payments. Related compensation accrued during the years ended December 31 2020, 2019 and 2018 amounted to RUB 694 million, RUB 798 million and RUB 554 million, respectively , including social contributions amounted to RUB 79 million, RUB 53 million and RUB 72 million, respectively.